Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of earnings per share
Net earnings (loss) per share is calculated based upon the weighted average common shares outstanding as follows:

	2017	2016
Net earnings (loss) attributable to shareholders of Fairfax	1,740.6	(512.5)
Preferred share dividends	(44.6)	(44.0)
Net earnings (loss) attributable to common shareholders – basic and diluted	1,696.0	(556.5)

Weighted average common shares outstanding – basic	25,411,246	23,017,184
Share-based payment awards	689,571	—
Weighted average common shares outstanding – diluted	26,100,817	23,017,184

Net earnings (loss) per common share – basic	$66.74	($24.18)
Net earnings (loss) per common share – diluted	$64.98	($24.18)